Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Calvert Management Series
Entity Central Index Key	0000319676
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000194063
Shareholder Report [Line Items]
Fund Name	Calvert Floating-Rate Advantage Fund
Class Name	Class A
Trading Symbol	CFOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Floating-Rate Advantage Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	2.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	2.61%	[1]
AssetsNet	$ 94,796,616
Holdings Count | Holding	293
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$94,796,616
# of Portfolio Holdings	293
Portfolio Turnover Rate	10%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Short-Term Investments	3.3%
Corporate Bonds	5.3%
Senior Floating-Rate Loans	90.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.0%
CCC or Lower	2.9%
B	66.1%
BB	25.7%
BBB	4.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000194065
Shareholder Report [Line Items]
Fund Name	Calvert Floating-Rate Advantage Fund
Class Name	Class I
Trading Symbol	CFOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Floating-Rate Advantage Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$119	2.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.35%	[2]
AssetsNet	$ 94,796,616
Holdings Count | Holding	293
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$94,796,616
# of Portfolio Holdings	293
Portfolio Turnover Rate	10%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Short-Term Investments	3.3%
Corporate Bonds	5.3%
Senior Floating-Rate Loans	90.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.0%
CCC or Lower	2.9%
B	66.1%
BB	25.7%
BBB	4.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000194066
Shareholder Report [Line Items]
Fund Name	Calvert Floating-Rate Advantage Fund
Class Name	Class R6
Trading Symbol	CFORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Floating-Rate Advantage Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$119	2.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.35%	[3]
AssetsNet	$ 94,796,616
Holdings Count | Holding	293
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$94,796,616
# of Portfolio Holdings	293
Portfolio Turnover Rate	10%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Short-Term Investments	3.3%
Corporate Bonds	5.3%
Senior Floating-Rate Loans	90.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.0%
CCC or Lower	2.9%
B	66.1%
BB	25.7%
BBB	4.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241878
Shareholder Report [Line Items]
Fund Name	Calvert Global Equity Fund
Class Name	Class A
Trading Symbol	CGLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Global Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%	[4]
AssetsNet	$ 9,025,377
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$9,025,377
# of Portfolio Holdings	44
Portfolio Turnover Rate	21%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	6.7%
Germany	2.2%
Belgium	2.2%
India	2.3%
Australia	2.3%
Hong Kong	2.5%
Switzerland	3.3%
Netherlands	5.3%
United Kingdom	7.3%
France	7.5%
United States	58.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	5.9%
Amazon.com, Inc.	4.5%
Alphabet, Inc., Class A	4.1%
NVIDIA Corp.	4.0%
Nestle SA	3.3%
Visa, Inc., Class A	3.2%
Zoetis, Inc.	3.0%
Danaher Corp.	3.0%
ASML Holding NV	2.9%
Reckitt Benckiser Group PLC	2.6%
Total	36.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241877
Shareholder Report [Line Items]
Fund Name	Calvert Global Equity Fund
Class Name	Class I
Trading Symbol	CGLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Global Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%	[5]
AssetsNet	$ 9,025,377
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$9,025,377
# of Portfolio Holdings	44
Portfolio Turnover Rate	21%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	6.7%
Germany	2.2%
Belgium	2.2%
India	2.3%
Australia	2.3%
Hong Kong	2.5%
Switzerland	3.3%
Netherlands	5.3%
United Kingdom	7.3%
France	7.5%
United States	58.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	5.9%
Amazon.com, Inc.	4.5%
Alphabet, Inc., Class A	4.1%
NVIDIA Corp.	4.0%
Nestle SA	3.3%
Visa, Inc., Class A	3.2%
Zoetis, Inc.	3.0%
Danaher Corp.	3.0%
ASML Holding NV	2.9%
Reckitt Benckiser Group PLC	2.6%
Total	36.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241880
Shareholder Report [Line Items]
Fund Name	Calvert Global Small-Cap Equity Fund
Class Name	Class A
Trading Symbol	CSMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Global Small-Cap Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.32%	[6]
AssetsNet	$ 20,852,237
Holdings Count | Holding	135
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$20,852,237
# of Portfolio Holdings	135
Portfolio Turnover Rate	23%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	2.0%
France	1.1%
Sweden	1.3%
Germany	1.6%
Australia	2.3%
Netherlands	2.7%
Italy	2.8%
Canada	3.2%
United Kingdom	10.1%
Japan	10.2%
United States	62.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	2.0%
CBIZ, Inc.	1.9%
Tradeweb Markets, Inc., Class A	1.9%
AptarGroup, Inc.	1.6%
Core & Main, Inc., Class A	1.6%
Supermarket Income REIT PLC	1.6%
Equity LifeStyle Properties, Inc.	1.6%
White Mountains Insurance Group Ltd.	1.5%
Euronext NV	1.5%
EastGroup Properties, Inc.	1.4%
Total	16.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241881
Shareholder Report [Line Items]
Fund Name	Calvert Global Small-Cap Equity Fund
Class Name	Class C
Trading Symbol	CSQCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Global Small-Cap Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	2.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.07%	[7]
AssetsNet	$ 20,852,237
Holdings Count | Holding	135
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$20,852,237
# of Portfolio Holdings	135
Portfolio Turnover Rate	23%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	2.0%
France	1.1%
Sweden	1.3%
Germany	1.6%
Australia	2.3%
Netherlands	2.7%
Italy	2.8%
Canada	3.2%
United Kingdom	10.1%
Japan	10.2%
United States	62.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	2.0%
CBIZ, Inc.	1.9%
Tradeweb Markets, Inc., Class A	1.9%
AptarGroup, Inc.	1.6%
Core & Main, Inc., Class A	1.6%
Supermarket Income REIT PLC	1.6%
Equity LifeStyle Properties, Inc.	1.6%
White Mountains Insurance Group Ltd.	1.5%
Euronext NV	1.5%
EastGroup Properties, Inc.	1.4%
Total	16.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241879
Shareholder Report [Line Items]
Fund Name	Calvert Global Small-Cap Equity Fund
Class Name	Class I
Trading Symbol	CSPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Global Small-Cap Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	1.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.07%	[8]
AssetsNet	$ 20,852,237
Holdings Count | Holding	135
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$20,852,237
# of Portfolio Holdings	135
Portfolio Turnover Rate	23%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	2.0%
France	1.1%
Sweden	1.3%
Germany	1.6%
Australia	2.3%
Netherlands	2.7%
Italy	2.8%
Canada	3.2%
United Kingdom	10.1%
Japan	10.2%
United States	62.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	2.0%
CBIZ, Inc.	1.9%
Tradeweb Markets, Inc., Class A	1.9%
AptarGroup, Inc.	1.6%
Core & Main, Inc., Class A	1.6%
Supermarket Income REIT PLC	1.6%
Equity LifeStyle Properties, Inc.	1.6%
White Mountains Insurance Group Ltd.	1.5%
Euronext NV	1.5%
EastGroup Properties, Inc.	1.4%
Total	16.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized